Fair Value Measurement and Fair Value of Financial Instruments - Level 3 Fair Value Measurements Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Convertible Promissory Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period		$ 0	$ 0	$ 5,651
Acquired from the Business Combination				0
Additions				0
Settlements				(8,073)
Change in fair value				2,422
Warrant liabilities at end of period				0
Private Placement [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	$ 124,260	0	0
Acquired from the Business Combination			72,900
Additions			72,900
Settlements			0
Change in fair value	(67,800)		51,360
Warrant liabilities at end of period	56,460		124,260	0
Convertible Preferred Stock Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liabilities at beginning of period	$ 0	15,995	15,995	730
Acquired from the Business Combination			0	1,476
Additions			0	1,476
Settlements		(20,776)	(20,776)	0
Change in fair value		4,781	4,781	13,789
Warrant liabilities at end of period		$ 0	$ 0	$ 15,995